Shareholders' Equity Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	$ (34,974)
Other Comprehensive Income (Loss), Net of Tax	(2,440)	(106,217)	36,312
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)
Parent [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(34,974)	71,130	34,093
Other Comprehensive Income (Loss), Net of Tax	(2,186)	(106,104)	37,037
Accumulated other comprehensive income (loss), net	(37,160)	(34,974)	71,130
Parent [Member] | Foreign Currency Translation Adjustments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(26,026)	98,165	57,173
Other Comprehensive Income (Loss), Net of Tax	1,308	(124,191)	40,992
Accumulated other comprehensive income (loss), net	(24,718)	(26,026)	98,165
Parent [Member] | Net Unrealized Gain (Loss) on Derivative Instruments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(4,520)	(8,961)	(10,797)
Other Comprehensive Income (Loss), Net of Tax	4,520	4,441	1,836
Accumulated other comprehensive income (loss), net	0	(4,520)	(8,961)
Parent [Member] | Net Unrealized Gain (Loss) on Nonderivative Instruments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	(5,514)	(21,339)	(18,975)
Other Comprehensive Income (Loss), Net of Tax	(8,866)	15,825	(2,364)
Accumulated other comprehensive income (loss), net	(14,380)	(5,514)	(21,339)
Parent [Member] | Pension Plan Benefit Liability Adjustments [Member]
Schedule of Changes in Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), net	1,086	3,265	6,692
Other Comprehensive Income (Loss), Net of Tax	852	(2,179)	(3,427)
Accumulated other comprehensive income (loss), net	$ 1,938	$ 1,086	$ 3,265